UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Rigel Capital, LLC
Address: 3930 Two Union Square

         Seattle, WA  98101

13F File Number:  28-10936

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger Landes
Title:     Assistant Vice President
Phone:     206-467-5000

Signature, Place, and Date of Signing:

     Leo Camo     Seattle, WA     May 09, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $21,062 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102      590     9079 SH       Sole                     9079        0        0
AIR PRODS & CHEMS INC          COM              009158106      367     3992 SH       Sole                     3992        0        0
APACHE CORP                    COM              037411105      354     2930 SH       Sole                     2930        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      480    11670 SH       Sole                    11670        0        0
AVON PRODS INC                 COM              054303102      379     9588 SH       Sole                     9588        0        0
BANK OF NEW YORK MELLON CORP   COM              064058100      478    11445 SH       Sole                    11445        0        0
BARD C R INC                   COM              067383109      391     4060 SH       Sole                     4060        0        0
BECTON DICKINSON & CO          COM              075887109      481     5602 SH       Sole                     5602        0        0
BLACKROCK INC                  COM              09247X101      396     1940 SH       Sole                     1940        0        0
BMC SOFTWARE INC               COM              055921100      457    14039 SH       Sole                    14039        0        0
CAMERON INTERNATIONAL CORP     COM              13342B105      304     7305 SH       Sole                     7305        0        0
COCA COLA CO                   COM              191216100      492     8090 SH       Sole                     8090        0        0
COLGATE PALMOLIVE CO           COM              194162103      642     8241 SH       Sole                     8241        0        0
COSTCO WHSL CORP NEW           COM              22160K105      597     9190 SH       Sole                     9190        0        0
CSX CORP                       COM              126408103      637    11365 SH       Sole                    11365        0        0
CVS CAREMARK CORPORATION       COM              126650100      472    11655 SH       Sole                    11655        0        0
DEERE & CO                     COM              244199105      286     3560 SH       Sole                     3560        0        0
ENSCO INTL INC                 COM              26874Q100      360     5750 SH       Sole                     5750        0        0
EXXON MOBIL CORP               COM              30231G102      314     3710 SH       Sole                     3710        0        0
GENENTECH INC                  COM NEW          368710406      539     6645 SH       Sole                     6645        0        0
GENERAL DYNAMICS CORP          COM              369550108      318     3815 SH       Sole                     3815        0        0
GENZYME CORP                   COM              372917104      539     7236 SH       Sole                     7236        0        0
GILEAD SCIENCES INC            COM              375558103      864    16775 SH       Sole                    16775        0        0
HEWLETT PACKARD CO             COM              428236103      597    13082 SH       Sole                    13082        0        0
HONEYWELL INTL INC             COM              438516106      274     4851 SH       Sole                     4851        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      878     7626 SH       Sole                     7626        0        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104      486     4444 SH       Sole                     4444        0        0
MASTERCARD INC                 CL A             57636Q104      612     2745 SH       Sole                     2745        0        0
MCDONALDS CORP                 COM              580135101      501     8981 SH       Sole                     8981        0        0
MEMC ELECTR MATLS INC          COM              552715104      479     6750 SH       Sole                     6750        0        0
MICROSOFT CORP                 COM              594918104      311    10972 SH       Sole                    10972        0        0
MOSAIC CO                      COM              61945A107      359     3500 SH       Sole                     3500        0        0
NIKE INC                       CL B             654106103      401     5904 SH       Sole                     5904        0        0
NORFOLK SOUTHERN CORP          COM              655844108      338     6220 SH       Sole                     6220        0        0
ORACLE CORP                    COM              68389X105      408    20880 SH       Sole                    20880        0        0
PRAXAIR INC                    COM              74005P104      630     7474 SH       Sole                     7474        0        0
RAYTHEON CO                    COM NEW          755111507      705    10913 SH       Sole                    10913        0        0
STATE STR CORP                 COM              857477103      537     6800 SH       Sole                     6800        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209      512    11080 SH       Sole                    11080        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      203     3570 SH       Sole                     3570        0        0
TJX COS INC NEW                COM              872540109      479    14495 SH       Sole                    14495        0        0
TRANSOCEAN INC NEW             SHS              G90073100      682     5044 SH       Sole                     5044        0        0
WAL MART STORES INC            COM              931142103      520     9875 SH       Sole                     9875        0        0
WESTERN DIGITAL CORP           COM              958102105      413    15268 SH       Sole                    15268        0        0